General information	6 Months Ended
Jun. 30, 2026
General information
General information

1.General information

BW LPG Limited (the “Company”) is a public company limited by shares, and is dual listed on the Oslo Stock Exchange and the New York Stock Exchange. The principal legislation under which the Company operates is the Singapore Companies Act and regulations made thereunder. The Company was incorporated in Bermuda on 21 August 2008 and redomiciled to Singapore on 1 July 2024, with its registered office at 10 Pasir Panjang Road, #17-02, Mapletree Business City, Singapore, 117438.

The principal activity of the Company is that of investment holding. The principal activities of its subsidiaries are ship owning, chartering and LPG trading.

This condensed consolidated interim financial information (“Interim Financial Information”) was authorised for issue by the Board of Directors of the Company on 28 August 2026.